EMPLOYEE BENEFITS - Summary of Number and Weighted Average Number of Shares (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2022 shares R$ / shares
Stock option plan and Strategy Acceleration Plan [Member]
Disclosure of Employee Benefits [Line Items]
Weighted average strike price per option, Balance | R$ / shares	R$ 21.05
Weighted average strike price per option, Granted | R$ / shares	16.45
Weighted average strike price per option, Change from stock options to restricted shares | R$ / shares	48.98
Weighted average strike price per option, Expired / Cancelled | R$ / shares	27.22
Average exercise price per option, Exercised | R$ / shares	11.98
Weighted average strike price per option, Balance | R$ / shares	R$ 18.92
Options, Balance	20,137
Options, Granted	1,710
Options, Change from stock options to restricted shares	(1,100)
Options, Expired / Cancelled	(861)
Options, Exercised	(226)
Options, Balance	19,660
Restricted Stocks [Member]
Disclosure of Employee Benefits [Line Items]
Shares, Balance	5,494
Shares, Granted	2,359
Shares, Change from stock options to restricted shares	1,100
Shares, Expired/Canceled	(442)
Shares, Exercised	(2,453)
Shares, Balance	6,058
Performance Shares [Member]
Disclosure of Employee Benefits [Line Items]
Shares, Balance	8,045
Shares, Granted	6,485
Shares, Change from stock options to restricted shares
Shares, Expired/Canceled	(1,902)
Shares, Exercised	(573)
Shares, Balance	12,055